Related Party Transactions and Balances - Schedule of Related Party Balances (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Current:
Due from related parties, current	¥ 228,600	$ 33,248	¥ 3,248,692
Non-current:
Amounts due from related parties			2,600,000
Due to related parties:
Amounts due to related parties	285,578	41,536	473,018
GTI
Current:
Due from related parties, current			1,717,539
Shiquanmeiwei
Current:
Due from related parties, current	3,600	523
Steigenberger
Current:
Due from related parties, current	225,000	32,725	225,000	$ 34,582
Ze Xin
Current:
Due from related parties, current			1,306,153
Non-current:
Amounts due from related parties			2,600,000
JYHM
Current:
Due from related parties, current	3,600
Due to related parties:
Amounts due to related parties	221,028	32,147
TB
Due to related parties:
Amounts due to related parties	¥ 64,550	$ 9,389	¥ 473,018